Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net Income (Loss)	$ 8,950,000	$ 8,657,000
Items not requiring (providing) cash:
Depreciation and amortization	997,000	1,013,000
Provision for (reversal of) credit loss expense	(454,000)
Provision for (reversal of) credit loss expense		(955,000)
Amortization of premiums and discounts on securities-net	512,000	533,000
Amortization of intangible assets	150,000	150,000
Deferred income taxes	13,000	342,000
Originations of loans held for sale	(615,000)	(1,891,000)
Proceeds from sale of loans held for sale	644,000	1,927,000
Net gains on sales of loans	(29,000)	(36,000)
Expense related to share-based compensation plans	658,000	1,005,000
Net loss (gain) or on sale or write-down of foreclosed assets and other repossessed assets	12,000	23,000
Increase in cash surrender value of bank-owned life insurance	(422,000)	(191,000)
Amortization of debt instrument costs	61,000	61,000
Accrued interest receivable	(695,000)	(1,058,000)
Other assets	(288,000)	(824,000)
Interest payable and other liabilities	(31,000)	(275,000)
Net cash provided by operating activities	9,463,000	8,481,000
Investing Activities
Purchases of available-for-sale securities	(25,918,000)	(99,992,000)
Maturities, prepayments and calls	2,330,000	6,190,000
Net change in loans	(22,465,000)	(10,415,000)
Purchase of Federal Home Loan Bank Stock	(3,149,000)
Redemption of Federal Home Loan Bank Stock	1,669,000	1,205,000
Purchases of premises and equipment	(1,081,000)	(511,000)
Purchases of premises and equipment, net	9,000	111,000
Proceeds from sales of foreclosed assets	133,000	156,000
Net cash used in investing activities	(48,472,000)	(103,256,000)
Financing Activities
Net (decrease) increase in deposits	(28,454,000)	44,777,000
Net change in securities sold under repurchase agreements	8,675,000	2,405,000
Repurchase of common stock	(733,000)	(767,000)
Proceeds from Federal Home Loan Bank Advances	75,000,000
Cash dividends paid	(4,789,000)	(4,559,000)
Net cash provided by financing activities	49,699,000	41,856,000
Increase (Decrease) in Cash and Cash Equivalents	10,690,000	(52,919,000)
Cash and Cash Equivalents, Beginning of Year	30,080,000	82,999,000
Cash and Cash Equivalents, End of Year	40,770,000	30,080,000
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	10,585,000	3,150,000
Federal income taxes paid		230,000
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	33,000	$ 3,283,000
Adoption of ASU 2016-13	2,089,000
Finance lease asset and lease liability	$ 2,764,000